Subsequent Events	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through March 29, 2021, the date the financial statements were available to be issued, require potential adjustment to or disclosure in the financial statements. Other than described below, no other events required recognition or disclosure.

The remaining unexercised over-allotment option expired on January 8, 2021; thus, 587,500 shares of Class B common stock held by the Sponsor were forfeited.

Note 9 — Subsequent Events

Management has evaluated subsequent events and transactions that occurred after June 30, 2021 through the date the unaudited condensed consolidated balance sheets were issued. Based upon this review, except as noted above (see Note 1), the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.